Long Term Payable (Details)		12 Months Ended
	Sep. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 CNY (¥)
Long Term Payable (Details) [Line Items]
Loan amount	$ 2,871,665						¥ 20,000,000
Implied interest rate	11.98%
Repaid amount		$ 887,788
Outstanding long term facility					$ 5,743,331	¥ 40,000,000
Far East [Member]
Long Term Payable (Details) [Line Items]
Loan amount	$ 5,743,331						¥ 40,000,000
Repaid amount		338,608	¥ 2,277,510
Outstanding balance		2,594,415
Current portion		1,984,684
Non-current portion		609,731
Outstanding long term facility		5,488,275		¥ 38,223,638
Ronghe [Member]
Long Term Payable (Details) [Line Items]
Repaid amount		549,181	¥ 3,693,843
Outstanding balance		5,191,056
Current portion		1,721,944
Non-current portion		3,469,112
Outstanding long term facility		$ 6,880,180		¥ 47,917,699
Interest rate					1.55%	1.55%